Note 8 - Loan Receivable and Loans Payable (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Cash receipts from repayment of advances and loans made to related parties	$ 25		$ 9
Net cash paid (received) from advances to related parties	(4)		25
SMAART Holdings Inc. [member]
Statement Line Items [Line Items]
Cash advances and loans made to related parties			$ 25
Cash receipts from repayment of advances and loans made to related parties	25
Net cash paid (received) from advances to related parties	(4)
Interest received	$ 6